Taxation - Deferred tax assets on losses (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Apr. 01, 2018	Mar. 31, 2018
Income tax expense
Deferred tax assets	€ 24,425		€ 25,543	€ 26,200
Luxemberg
Income tax expense
Utilisation period of tax losses (in years)	58 years
Additional deferred tax assets recognised on revaluation of investments	€ 159
Spain
Income tax expense
Deferred tax assets derecognised	€ 1,048
Minimum | Germany (VDSL spend)
Income tax expense
Utilisation period of tax losses (in years)	9 years
Maximum | Luxemberg
Income tax expense
Utilisation period of tax losses (in years)		60 years
Maximum | Germany (VDSL spend)
Income tax expense
Utilisation period of tax losses (in years)	11 years